Finance Receivables -- Net Finance Receivables by Type (Details) (10-Q) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 15,821,000,000	$ 17,415,000,000	$ 7,107,000,000
Unearned finance charges and points and fees	(2,176,000,000)		(771,000,000)
Accrued finance charges	146,000,000		102,000,000
Deferred origination costs	79,000,000		45,000,000
Net finance receivables	13,870,000,000	154,000,000	6,483,000,000
OneMain Holdings Inc [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables		17,584,000,000
Unearned finance charges and points and fees		(2,263,000,000)
Accrued finance charges		182,000,000
Deferred origination costs		56,000,000
Net finance receivables	13,870,000,000	15,390,000,000	$ 6,483,000,000
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	15,607,000,000	15,353,000,000
Unearned finance charges and points and fees	(2,175,000,000)	(2,261,000,000)
Accrued finance charges	145,000,000	147,000,000
Deferred origination costs	79,000,000	56,000,000
Net finance receivables	13,656,000,000	13,295,000,000
Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	14,000,000	25,000,000
Unearned finance charges and points and fees	(1,000,000)	(2,000,000)
Accrued finance charges	0	0
Deferred origination costs	0	0
Net finance receivables	13,000,000	23,000,000
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	0	1,672,000,000
Unearned finance charges and points and fees	0	0
Accrued finance charges	0	31,000,000
Deferred origination costs	0	0
Net finance receivables	0	1,703,000,000
Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	200,000,000	534,000,000
Unearned finance charges and points and fees	0	0
Accrued finance charges	1,000,000	4,000,000
Deferred origination costs	0	0
Net finance receivables	$ 201,000,000	$ 538,000,000